Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 957,000.00
Previously Paid Amount	0.00
Total Fee Amount	146.52
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 146.52
Narrative - Max Aggregate Offering Price	$ 957,000.00
Final Prospectus	true